CRITICAL JUDGMENTS AND ESTIMATES (Narrative) (Details) Ounce in Millions, $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) Ounce USD_per_Ounce
Accounting Judgements And Estimates [Abstract]
Current portion of VAT recoverable | $
Gold prices | USD_per_Ounce	1,500
Silver prices | USD_per_Ounce	19
Initial capital costs | $	$ 137.7
Sustaining capital costs | $	123.9
Operating costs | $	$ 397.0
Dore production | Ounce	90.4
Metal price per gold | USD_per_Ounce	1,410
Metal price per silver | USD_per_Ounce	16.60
Percentages of gold metal recovery	96.00%
Percentages of silver metal recovery	94.00%
Discount rate	5.00%